Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The MDCC designed an executive compensation program to link a majority of our NEOs’ realized compensation to achievement of Sylvamo’s financial, commercial and strategic goals, and to align executives’ interest with those of shareowners. The table below shows the total compensation for our NEOs for the past three years, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs, our TSR, the TSR of the S&P Small Cap Materials Index, our net income and our financial performance measure for compensatory purposes, Free Cash Flow.

					Value of Initial Fixed $100 Investment Based on
Year (1)	Summary Compensation Table Total for CEO ($) (2)	Compensation Actually Paid to CEO ($) (3)	Average Summary Compensation Table Total for Other Non-CEO NEOs ($) (4)	Average Compensation Actually Paid To Other Non-CEO NEOs ($) (5)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income ($) (7)	Free Cash Flow ($) (8)
2023	6,825,588	7,761,689	1,759,174	1,891,696	154.36	116.45	253	294
2022	6,910,195	9,884,131	1,808,233	2,451,556	148.12	97.06	118	332
2021	3,621,135	3,557,687	1,043,829	1,026,713	84.52	103.35	62	117
(1) On October 1, 2021, the Company spun off from International Paper and became a publicly traded company, as such we are reporting fiscal 2023 and 2022 and the period October 1, 2021 through December 31, 2021.
(2) The amounts shown in this column represent the total compensation, per the Summary Compensation Table, (see page 48), for our CEO, Mr. Ribiéras, for the period October 1, 2021 through December 31, 2021 and fiscal years 2022 and 2023.
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year as they include (i) the year-end
value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. Below is a calculation of “compensation actually paid” to the CEO and other NEOs (“Other NEOs”), which for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)
2023
CEO, Mr. Ribiéras	6,825,588	(4,179,676)	5,239,521	(123,744)	—	7,761,689
Other NEOs	1,759,174	(741,928)	932,921	(58,472)	—	1,891,696
2022
CEO, Mr. Ribiéras	6,910,195	(3,880,598)	6,854,534	—	—	9,884,131
Other NEOs	1,808,233	(721,762)	1,365,085	—	—	2,451,556
Q4 2021
CEO, Mr. Ribiéras	3,621,135	(2,917,599)	2,854,151	—	—	3,557,687
Other NEOs	1,043,829	(787,061)	769,945	—	—	1,026,713
(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(b) The amounts shown in this column represents the year-over-year change in the fair value of equity awards to our CEO and other NEOs, as itemized in the table below.

	2023		2022		2021
Fair Value of Equity Awards	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
As of December 31, 2023 for unvested awards granted during the year	4,446,961	789,373	5,182,320	963,871	2,854,151	769,945
Year-over-year increase of unvested awards granted in prior years	744,829	133,897	1,433,089	338,448	—	—
Increase from prior fiscal year-end for awards that vested during the year	47,731	9,651	239,125	62,766	—	—
Total Equity Award Adjustments	5,239,521	932,921	6,854,534	1,365,085	2,854,151	769,945
(c) Amounts shown represent the change in the actuarial present value of our CEO’s and other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and other NEOs participate.
(4) The amounts shown in this column represent the total compensation reported for our NEOs, other than the CEO, in the Summary Compensation Table.
(5) The amounts shown in this column represent the total compensation, per the Summary Compensation Table, for our NEOs, other than the CEO, for the period October 1, 2021 through December 31, 2021 and fiscal year 2023 and 2022.
(6) The amounts shown in this column are in millions and reflect the cumulative total shareholder return of the S&P Small Cap Materials Index, as of December 31, 2023, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P Small Cap Materials Index is the peer group used by Sylvamo for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Sylvamo’s Annual Report on Form
10-K
for the year ended December 31, 2023, 2022 and 2021.
(7) The amounts shown are in millions and reflect fiscal 2023 and 2022 Net Income and Net Income for the period October 1, 2021 through December 31, 2021.
(8) The amounts shown are in millions and reflect the Free Cash Flow for the years ended December 31, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021. See the reconciliation to U.S. GAAP starting on page 70.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	Below is a calculation of “compensation actually paid” to the CEO and other NEOs (“Other NEOs”), which for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:
Peer Group Issuers, Footnote	The amounts shown in this column are in millions and reflect the cumulative total shareholder return of the S&P Small Cap Materials Index, as of December 31, 2023, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P Small Cap Materials Index is the peer group used by Sylvamo for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Sylvamo’s Annual Report on Form
10-K
	for the year ended December 31, 2023, 2022 and 2021.
PEO Total Compensation Amount	$ 6,825,588	$ 6,910,195	$ 3,621,135
PEO Actually Paid Compensation Amount	$ 7,761,689	9,884,131	3,557,687
Adjustment To PEO Compensation, Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year as they include (i) the year-end
value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. Below is a calculation of “compensation actually paid” to the CEO and other NEOs (“Other NEOs”), which for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)
2023
CEO, Mr. Ribiéras	6,825,588	(4,179,676)	5,239,521	(123,744)	—	7,761,689
Other NEOs	1,759,174	(741,928)	932,921	(58,472)	—	1,891,696
2022
CEO, Mr. Ribiéras	6,910,195	(3,880,598)	6,854,534	—	—	9,884,131
Other NEOs	1,808,233	(721,762)	1,365,085	—	—	2,451,556
Q4 2021
CEO, Mr. Ribiéras	3,621,135	(2,917,599)	2,854,151	—	—	3,557,687
Other NEOs	1,043,829	(787,061)	769,945	—	—	1,026,713
(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(b) The amounts shown in this column represents the year-over-year change in the fair value of equity awards to our CEO and other NEOs, as itemized in the table below.

	2023		2022		2021
Fair Value of Equity Awards	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
As of December 31, 2023 for unvested awards granted during the year	4,446,961	789,373	5,182,320	963,871	2,854,151	769,945
Year-over-year increase of unvested awards granted in prior years	744,829	133,897	1,433,089	338,448	—	—
Increase from prior fiscal year-end for awards that vested during the year	47,731	9,651	239,125	62,766	—	—
Total Equity Award Adjustments	5,239,521	932,921	6,854,534	1,365,085	2,854,151	769,945
(c) Amounts shown represent the change in the actuarial present value of our CEO’s and other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and other NEOs participate.

Non-PEO NEO Average Total Compensation Amount	$ 1,759,174	1,808,233	1,043,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,891,696	2,451,556	1,026,713
Adjustment to Non-PEO NEO Compensation Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year as they include (i) the year-end
value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. Below is a calculation of “compensation actually paid” to the CEO and other NEOs (“Other NEOs”), which for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)
2023
CEO, Mr. Ribiéras	6,825,588	(4,179,676)	5,239,521	(123,744)	—	7,761,689
Other NEOs	1,759,174	(741,928)	932,921	(58,472)	—	1,891,696
2022
CEO, Mr. Ribiéras	6,910,195	(3,880,598)	6,854,534	—	—	9,884,131
Other NEOs	1,808,233	(721,762)	1,365,085	—	—	2,451,556
Q4 2021
CEO, Mr. Ribiéras	3,621,135	(2,917,599)	2,854,151	—	—	3,557,687
Other NEOs	1,043,829	(787,061)	769,945	—	—	1,026,713
(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(b) The amounts shown in this column represents the year-over-year change in the fair value of equity awards to our CEO and other NEOs, as itemized in the table below.

	2023		2022		2021
Fair Value of Equity Awards	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
As of December 31, 2023 for unvested awards granted during the year	4,446,961	789,373	5,182,320	963,871	2,854,151	769,945
Year-over-year increase of unvested awards granted in prior years	744,829	133,897	1,433,089	338,448	—	—
Increase from prior fiscal year-end for awards that vested during the year	47,731	9,651	239,125	62,766	—	—
Total Equity Award Adjustments	5,239,521	932,921	6,854,534	1,365,085	2,854,151	769,945
(c) Amounts shown represent the change in the actuarial present value of our CEO’s and other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and other NEOs participate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The list below illustrates the four most important financial performance measures and link the “compensation actually paid” to company performance for our CEO and other NEOs in 2023. Each of these metrics is described in more detail in the CD&A under the section “Elements of Our Executive Compensation Program” beginning on page 42.
Financial Performance Measures
Adjusted EBITDA Margin
Free Cash Flow
Relative Total Shareholder Return
Return on Invested Capital

Total Shareholder Return Amount	$ 154.36	148.12	84.52
Peer Group Total Shareholder Return Amount	116.45	97.06	103.35
Net Income (Loss)	$ 253,000,000	$ 118,000,000	$ 62,000,000
Company Selected Measure Amount	294,000,000	332,000,000	117,000,000
PEO Name	Mr. Ribiéras
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	The amounts shown are in millions and reflect the Free Cash Flow for the years ended December 31, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021. See the reconciliation to U.S. GAAP starting on page 70.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,179,676)	$ (3,880,598)	$ (2,917,599)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,239,521	6,854,534	2,854,151
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,744)
PEO | Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,446,961	5,182,320	2,854,151
PEO | Yearoveryear increase of unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,829	1,433,089
PEO | Prior Fiscal Yearend for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,731	239,125
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(741,928)	(721,762)	(787,061)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	932,921	1,365,085	769,945
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,472)
Non-PEO NEO | Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	789,373	963,871	$ 769,945
Non-PEO NEO | Yearoveryear increase of unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,897	338,448
Non-PEO NEO | Prior Fiscal Yearend for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,651	$ 62,766